Stockholders' Equity - Summary of Stock Option Activity (Detail) - Options to purchase common stock - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Outstanding Options
Beginning balance (in shares)	8,222,710	2,205,015
Granted (in shares)	0	6,296,302
Exercised (in shares)	(171,118)	(2,912)
Forfeited / canceled (in shares)	(158,735)	(275,695)
Ending balance (in shares)	7,892,857	8,222,710	2,205,015
Vested and expected to vest (in shares)	7,872,978
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.19	$ 0.36
Granted (in dollars per share)		0.14
Exercised (in dollars per share)	0.42	0.37
Forfeited / canceled (in dollars per share)	0.14	0.43
Ending balance (in dollars per share)	$ 0.19	$ 0.19	$ 0.36
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years)	7 years 3 months 21 days	8 years 3 months 18 days	3 years 10 months 20 days